EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated June 26, 2014, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-14-048728) to the definitive version of the Registrant’s prospectus regarding the Tactical Offensive Equity and Tactical Offensive Fixed Income Funds, dated November 30, 2013, and electronically filed with the SEC pursuant to Rule 497(c) under the 1933 Act on December 6, 2013 (SEC Accession No. 0001104659-13-088923).